GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
GOING CONCERN
Working capital deficit		$ (671,477)
Accumulated Deficit	$ (20,121,682)	$ (18,821,806)	$ (18,351,416)